Stockholders' Deficit (Details Narrative) (10-K) - USD ($)																																																																																																																																																																														1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 24, 2019	Jul. 19, 2019	Jul. 02, 2019	Jun. 28, 2019	Jun. 26, 2019	Jun. 24, 2019	Jun. 16, 2019	May 24, 2019	May 17, 2019	May 06, 2019	May 01, 2019	Apr. 22, 2019	Apr. 18, 2019	Apr. 08, 2019	Mar. 26, 2019	Mar. 25, 2019	Mar. 15, 2019	Mar. 08, 2019	Mar. 07, 2019	Feb. 26, 2019	Feb. 25, 2019	Feb. 19, 2019	Feb. 08, 2019	Jan. 29, 2019	Jan. 16, 2019	Jan. 03, 2019	Dec. 31, 2018	Dec. 27, 2018	Dec. 20, 2018	Dec. 18, 2018	Dec. 13, 2018	Dec. 06, 2018	Dec. 04, 2018	Nov. 29, 2018	Nov. 28, 2018	Nov. 23, 2018	Nov. 16, 2018	Nov. 05, 2018	Oct. 25, 2018	Oct. 24, 2018	Oct. 19, 2018	Oct. 16, 2018	Oct. 08, 2018	Oct. 05, 2018	Sep. 27, 2018	Sep. 26, 2018	Sep. 21, 2018	Sep. 19, 2018	Sep. 14, 2018	Sep. 12, 2018	Sep. 11, 2018	Sep. 07, 2018	Sep. 06, 2018	Sep. 05, 2018	Sep. 04, 2018	Aug. 31, 2018	Aug. 29, 2018	Aug. 28, 2018	Aug. 27, 2018	Aug. 24, 2018	Aug. 22, 2018	Aug. 20, 2018	Aug. 13, 2018	Aug. 08, 2018	Aug. 07, 2018	Aug. 03, 2018	Aug. 02, 2018	Jul. 31, 2018	Jul. 30, 2018	Jul. 26, 2018	Jul. 25, 2018	Jul. 24, 2018	Jul. 23, 2018	Jul. 22, 2018	Jul. 17, 2018	Jul. 15, 2018	Jul. 13, 2018	Jul. 10, 2018	Jul. 06, 2018	Jul. 02, 2018	Jun. 23, 2018	Jun. 21, 2018	Jun. 20, 2018	Jun. 15, 2018	Jun. 08, 2018	Jun. 07, 2018	May 18, 2018	May 15, 2018	May 14, 2018	Apr. 30, 2018	Apr. 26, 2018	Apr. 18, 2018	Apr. 14, 2018	Apr. 12, 2018	Apr. 11, 2018	Apr. 05, 2018	Apr. 03, 2018	Apr. 02, 2018	Mar. 26, 2018	Mar. 21, 2018	Mar. 16, 2018	Mar. 14, 2018	Mar. 11, 2018	Mar. 08, 2018	Mar. 05, 2018	Mar. 04, 2018	Feb. 28, 2018	Feb. 23, 2018	Feb. 21, 2018	Feb. 15, 2018	Feb. 13, 2018	Feb. 04, 2018	Feb. 02, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 26, 2018	Jan. 12, 2018	Jan. 09, 2018	Jan. 04, 2018	Jan. 03, 2018	Jan. 02, 2018	Dec. 29, 2017	Dec. 22, 2017	Dec. 21, 2017	Dec. 19, 2017	Dec. 18, 2017	Dec. 15, 2017	Dec. 11, 2017	Dec. 08, 2017	Dec. 06, 2017	Dec. 01, 2017	Nov. 27, 2017	Nov. 26, 2017	Nov. 17, 2017	Nov. 15, 2017	Nov. 13, 2017	Nov. 08, 2017	Nov. 06, 2017	Nov. 02, 2017	Oct. 30, 2017	Oct. 27, 2017	Oct. 24, 2017	Oct. 23, 2017	Oct. 19, 2017	Oct. 18, 2017	Oct. 16, 2017	Oct. 11, 2017	Oct. 10, 2017	Oct. 09, 2017	Oct. 05, 2017	Oct. 04, 2017	Oct. 02, 2017	Sep. 26, 2017	Sep. 25, 2017	Sep. 18, 2017	Sep. 14, 2017	Sep. 08, 2017	Sep. 06, 2017	Sep. 03, 2017	Aug. 29, 2017	Aug. 25, 2017	Aug. 22, 2017	Aug. 17, 2017	Aug. 16, 2017	Aug. 02, 2017	Aug. 01, 2017	Jul. 28, 2017	Jul. 20, 2017	Jul. 17, 2017	Jul. 13, 2017	Jul. 05, 2017	Apr. 14, 2017	Apr. 14, 2016	May 31, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Aug. 31, 2019	Dec. 02, 2018	Nov. 20, 2018	Sep. 20, 2018	Jan. 23, 2018	Jan. 22, 2018	Jun. 16, 2015	Dec. 09, 2014
Common stock, shares authorized	100,000,000					100,000,000																																									4,000,000,000																																																																																																																																	100,000,000		100,000,000	100,000,000					400,000,000	400,000,000	100,000,000
Reverse stock split	one-for-five hundred (1:500)					one-for-five hundred (1:500)
Common stock, par value	$ 0.001					$ 0.001																																																																																																																																																																										$ 0.001		$ 0.001	$ 0.001
Stock split, description						The Company effected a one-for-five hundred (1:500) reverse stock split whereby the Company (i) decreased the number of authorized shares of common stock, $0.001 par value per share, to 100,000,000 and (ii) decreased by a ratio of one-for-five hundred (1:500) the number of retroactively issued and outstanding shares of common stock.
Preferred stock, shares authorized																																																																																																																																																																																1,500,005		1,500,005	1,500,005									500,000
Preferred stock, par value																																																																																																																																																																																$ 0.01		$ 0.01	$ 0.01
Consulting expense																																																																																																																																																																																$ 39,800
Loss on settlement of debt																																																																																																																																																																																	$ 1,185,871	$ 1,204,242	$ 251,392
Share issued price per share		$ 1.99
Number of restricted shares issued																																																																																																																																																																														78,000
Number of common shares issued during period		20,000																																																																																																																																																																														181,939
Number of common stock for services, value																																																																																																																																																																																$ 39,800		169,000	130,000
Proceeds from issuance of common stock		$ 39,800																																																																																																																																																																																1,100,380
Number of common shares reserved for future issuance																																																																																																																																																																																20,500,465
Debt conversion price per share			$ 0.4725																																																																																																																																																																													$ 0.704
Shares issued for conversion of convertible debt			141,550
Number of shares vested																																																																																																																																																																													191
Stock option expire date																																																																																																																																																																													Apr. 14, 2021
Share based compensation arrangement by share based payment award options grant date fair value																																																																																																																																																																													$ 3,924,880
Stock option expense																																																																																																																																																																																			516,148
Option term																																																																																																																																																																																		9 years 8 months 19 days
Stock price																																																																																																																																																																																$ 0.81		$ 6.00
2019 Equity Incentive Plan [Member]
Number of common shares reserved for future issuance																																																																																																																																																																																		234,000
Shares Issued One [Member]
Debt principal balance																																																																																$ 35,000																																																																																											$ 26,000
Debt interest amount																																																																																$ 2,808																																																																																											$ 1,121
Debt conversion price per share																																																																																$ 14.97																																																																																											$ 270
Shares issued for conversion of convertible debt																																																																																2,526																																																																																											100
Shares Issued Two [Member]
Debt principal balance																																																																															$ 40,000																																																																																											$ 42,500
Debt interest amount																																																																															$ 4,570
Debt conversion price per share																																																																															$ 13.80																																																																																											$ 315
Shares issued for conversion of convertible debt																																																																															3,230																																																																																											135
Shares Issued Three [Member]
Debt principal balance																																																																														$ 25,000																																																																																											$ 16,000
Debt interest amount																																																																														$ 2,050																																																																																											$ 732
Debt conversion price per share																																																																														$ 13.20																																																																																											$ 200
Shares issued for conversion of convertible debt																																																																														2,049																																																																																											83
Shares Issued Four [Member]
Debt principal balance																																																																														$ 35,000																																																																																										$ 28,000
Debt interest amount																																																																														$ 1,281																																																																																										$ 1,300
Debt conversion price per share																																																																														$ 13.64																																																																																										$ 145
Shares issued for conversion of convertible debt																																																																														2,660																																																																																										203
Shares Issued Five [Member]
Debt principal balance																																																																													$ 30,000																																																																																										$ 22,500
Debt interest amount																																																																													$ 2,480																																																																																										$ 1,593
Debt conversion price per share																																																																													$ 10.26																																																																																										$ 130
Shares issued for conversion of convertible debt																																																																													3,166																																																																																										187
Shares Issued Six [Member]
Debt principal balance																																																																												$ 30,000																																																																																									$ 20,000
Debt interest amount																																																																												$ 3,484
Debt conversion price per share																																																																												$ 10.80																																																																																									$ 140
Shares issued for conversion of convertible debt																																																																												3,100																																																																																									142
Shares Issued Seven [Member]
Debt principal balance																																																																											$ 20,000																																																																																										$ 25,000
Debt interest amount																																																																											$ 1,671																																																																																										$ 1,233
Debt conversion price per share																																																																											$ 9.60																																																																																										$ 105
Shares issued for conversion of convertible debt																																																																											2,257																																																																																										250
Shares Issued Eight [Member]
Debt principal balance																																																																										$ 30,000																																																																																										$ 25,000
Debt interest amount																																																																										$ 3,529																																																																																										$ 1,311
Debt conversion price per share																																																																										$ 8.15																																																																																										$ 115
Shares issued for conversion of convertible debt																																																																										4,114																																																																																										224
Shares Issued Nine [Member]
Debt principal balance																																																																									$ 30,000																																																																																										$ 20,000
Debt interest amount																																																																									$ 1,959
Debt conversion price per share																																																																									$ 9.30																																																																																										$ 150
Shares issued for conversion of convertible debt																																																																									3,437																																																																																										132
Shares Issued Ten [Member]
Debt principal balance																																																																								$ 30,000																																																																																										$ 20,000
Debt interest amount																																																																								$ 2,553																																																																																										$ 1,500
Debt conversion price per share																																																																								$ 7.50																																																																																										$ 125
Shares issued for conversion of convertible debt																																																																								4,340																																																																																										170
Shares Issued Eleven [Member]
Debt principal balance																																																																							$ 20,000																																																																																										$ 25,000
Debt interest amount																																																																																																																																																																	$ 1,361
Debt conversion price per share																																																																							$ 8.99																																																																																										$ 115
Shares issued for conversion of convertible debt																																																																							2,225																																																																																										225
Shares Issued Twelve [Member]
Debt principal balance																																																																						$ 20,000																																																																																										$ 20,000
Debt interest amount
Debt conversion price per share																																																																						$ 7.85																																																																																										$ 120
Shares issued for conversion of convertible debt																																																																						2,548																																																																																										164
Shares Issued Thirteen [Member]
Debt principal balance																																																																					$ 20,000																																																																																										$ 20,000
Debt interest amount																																																																																																																																																															$ 1,661
Debt conversion price per share																																																																					$ 7.20																																																																																										$ 100
Shares issued for conversion of convertible debt																																																																					2,778																																																																																										213
Shares Issued Fourteen [Member]
Debt principal balance																																																																				$ 20,000																																																																																										$ 12,500
Debt interest amount																																																																				$ 1,733																																																																																										$ 714
Debt conversion price per share																																																																				$ 5.85																																																																																										$ 95
Shares issued for conversion of convertible debt																																																																				3,715																																																																																										142
Shares Issued Fifteen [Member]
Debt principal balance																																																																				$ 15,000																																																																																									$ 20,000
Debt interest amount
Debt conversion price per share																																																																				$ 7.20																																																																																									$ 120
Shares issued for conversion of convertible debt																																																																				2,083																																																																																									166
Shares Issued Sixteen [Member]
Debt principal balance																																																																			$ 20,000																																																																																									$ 15,000
Debt interest amount																																																																			$ 1,742																																																																																									$ 450
Debt conversion price per share																																																																			$ 5.13																																																																																									$ 75
Shares issued for conversion of convertible debt																																																																			4,238																																																																																									206
Shares Issued Seventeen [Member]
Debt principal balance																																																																			$ 15,000																																																																																									$ 20,000
Debt interest amount																																																																																																																																																												$ 1,665
Debt conversion price per share																																																																			$ 5.95																																																																																									$ 80
Shares issued for conversion of convertible debt																																																																			2,521																																																																																									278
Shares Issued Eighteen [Member]
Debt principal balance																																																																		$ 10,000																																																																																									$ 20,000
Debt interest amount																																																																		$ 873
Debt conversion price per share																																																																		$ 4.59																																																																																									$ 95
Shares issued for conversion of convertible debt																																																																		2,369																																																																																									215
Shares Issued Nineteen [Member]
Debt principal balance																																																																		$ 25,000																																																																																								$ 20,000
Debt interest amount																																																																		$ 1,693																																																																																								$ 649
Debt conversion price per share																																																																		$ 5.30																																																																																								$ 70
Shares issued for conversion of convertible debt																																																																		5,035																																																																																								299
Shares Issued Twenty [Member]
Debt principal balance																																																																	$ 20,000																																																																																								$ 30,000
Debt interest amount
Debt conversion price per share																																																																	$ 4.60																																																																																								$ 90
Shares issued for conversion of convertible debt																																																																	4,348																																																																																								337
Shares Issued Twenty One [Member]
Debt principal balance																																																																$ 15,000																																																																																									$ 20,000
Debt interest amount																																																																$ 1,871																																																																																									$ 1,716
Debt conversion price per share																																																																$ 3.90																																																																																									$ 75
Shares issued for conversion of convertible debt																																																																4,326																																																																																									291
Shares Issued Twenty Two [Member]
Debt principal balance																																																																$ 18,000																																																																																								$ 25,000
Debt interest amount																																																																$ 2,195																																																																																								$ 850
Debt conversion price per share																																																																$ 2.80																																																																																								$ 70
Shares issued for conversion of convertible debt																																																																7,225																																																																																								375
Shares Issued Twenty Three [Member]
Debt principal balance																																																															$ 15,000																																																																																								$ 40,000
Debt interest amount																																																															$ 1,343
Debt conversion price per share																																																															$ 2.85																																																																																								$ 90
Shares issued for conversion of convertible debt																																																															5,735																																																																																								449
Shares Issued Twenty Four [Member]
Debt principal balance																																																															$ 15,000																																																																																							$ 20,000
Debt interest amount																																																															$ 1,049																																																																																							$ 1,716
Debt conversion price per share																																																															$ 2.95																																																																																							$ 75
Shares issued for conversion of convertible debt																																																															5,449																																																																																							291
Shares Issued Twenty Five [Member]
Debt principal balance																																																															$ 20,000																																																																																						$ 30,000
Debt interest amount																																																																																																																																																					$ 1,067
Debt conversion price per share																																																															$ 3.20																																																																																						$ 70
Shares issued for conversion of convertible debt																																																															6,250																																																																																						431
Shares Issued Twenty Six [Member]
Debt principal balance																																																														$ 10,000																																																																																						$ 45,000
Debt interest amount																																																														$ 647
Debt conversion price per share																																																														$ 1.59																																																																																						$ 95
Shares issued for conversion of convertible debt																																																														6,696																																																																																						484
Shares Issued Twenty Seven [Member]
Debt principal balance																																																														$ 12,430																																																																																					$ 20,000
Debt interest amount																																																																																																																																																			$ 1,812
Debt conversion price per share																																																														$ 1.90																																																																																					$ 80
Shares issued for conversion of convertible debt																																																														6,542																																																																																					280
Shares Issued Twenty Eight [Member]
Debt principal balance																																																													$ 14,000																																																																																					$ 20,000
Debt interest amount																																																													$ 1,006																																																																																					$ 1,834
Debt conversion price per share																																																													$ 1.64																																																																																					$ 80
Shares issued for conversion of convertible debt																																																													9,134																																																																																					269
Shares Issued Twenty Nine [Member]
Debt principal balance																																																													$ 10,570																																																																																				$ 25,000
Debt interest amount																																																													$ 885																																																																																				$ 939
Debt conversion price per share																																																													$ 1.75																																																																																				$ 65
Shares issued for conversion of convertible debt																																																													6,546																																																																																				393
Shares Issued Thirty [Member]
Debt principal balance																																																												$ 10,000																																																																																				$ 30,000
Debt interest amount																																																												$ 656
Debt conversion price per share																																																												$ 1.38																																																																																				$ 80
Shares issued for conversion of convertible debt																																																												7,721																																																																																				387
Shares Issued Thirty One [Member]
Debt principal balance																																																																																																																																															$ 20,000
Debt interest amount																																																											$ 5,235																																																																																				$ 1,884
Debt conversion price per share																																																											$ 1.48																																																																																				$ 55
Shares issued for conversion of convertible debt																																																											3,537																																																																																				396
Shares Issued Thirty Two [Member]
Debt principal balance																																																										$ 8,500																																																																																				$ 21,000
Debt interest amount																																																										$ 565																																																																																				$ 817
Debt conversion price per share																																																										$ 1.17																																																																																				$ 55
Shares issued for conversion of convertible debt																																																										7,748																																																																																				404
Shares Issued Thirty Three [Member]
Debt principal balance																																																										$ 10,250																																																																																			$ 15,000
Debt interest amount																																																										$ 750
Debt conversion price per share																																																										$ 1.21																																																																																			$ 45
Shares issued for conversion of convertible debt																																																										9,099																																																																																			320
Shares Issued Thirty Four [Member]
Debt principal balance																																																									$ 8,450																																																																																			$ 8,750
Debt interest amount																																																									$ 563																																																																																			$ 352
Debt conversion price per share																																																									$ 1.17																																																																																			$ 35
Shares issued for conversion of convertible debt																																																									7,704																																																																																			289
Shares Issued Thirty Five [Member]
Debt principal balance																																																								$ 9,000																																																																																				$ 20,000
Debt interest amount																																																								$ 1,159																																																																																				$ 1,902
Debt conversion price per share																																																								$ 1.28																																																																																				$ 35
Shares issued for conversion of convertible debt																																																								7,946																																																																																				602
Shares Issued Thirty Six [Member]
Debt principal balance																																																							$ 3,000																																																																																				$ 5,000
Debt interest amount																																																							$ 237																																																																																				$ 8,250
Debt conversion price per share																																																							$ 1.17																																																																																				$ 45
Shares issued for conversion of convertible debt																																																							2,766																																																																																				311
Shares Issued Thirty Seven [Member]
Debt principal balance																																																						$ 3,000																																																																																				$ 12,750
Debt interest amount																																																						$ 237																																																																																				$ 533
Debt conversion price per share																																																						$ 1.17																																																																																				$ 25
Shares issued for conversion of convertible debt																																																						2,767																																																																																				490
Shares Issued Thirty Eight [Member]
Debt principal balance																																																					$ 28,750																																																																																					$ 17,500
Debt interest amount
Debt conversion price per share																																																					$ 1.15																																																																																					$ 35
Shares issued for conversion of convertible debt																																																					25,000																																																																																					502
Shares Issued Thirty Nine [Member]
Debt principal balance																																																					$ 7,250																																																																																				$ 20,000
Debt interest amount																																																					$ 545																																																																																				$ 2,356
Debt conversion price per share																																																					$ 1.21																																																																																				$ 30
Shares issued for conversion of convertible debt																																																					6,448																																																																																				764
Shares Issued Forty [Member]
Debt principal balance																																																					$ 9,000																																																																																			$ 11,000
Debt interest amount																																																					$ 1,194																																																																																			$ 623
Debt conversion price per share																																																					$ 1.28																																																																																			$ 25
Shares issued for conversion of convertible debt																																																					7,973																																																																																			430
Shares Issued Forty One [Member]
Debt principal balance																																																				$ 5,000																																																																																			$ 20,000
Debt interest amount																																																				$ 343																																																																																			$ 2,443
Debt conversion price per share																																																				$ 1.17																																																																																			$ 30
Shares issued for conversion of convertible debt																																																				4,567																																																																																			767
Shares Issued Forty Two [Member]
Debt principal balance																																																			$ 28,500																																																																																			$ 15,000
Debt interest amount																																																			$ 2,174
Debt conversion price per share																																																			$ 7.75																																																																																			$ 35
Shares issued for conversion of convertible debt																																																			3,958																																																																																			430
Shares Issued Forty Three [Member]
Debt principal balance																																																		$ 25,000																																																																																			$ 20,000
Debt interest amount																																																		$ 3,288																																																																																			$ 2,568
Debt conversion price per share																																																		$ 6.60																																																																																			$ 30
Shares issued for conversion of convertible debt																																																		4,289																																																																																			772
Shares Issued Forty Four [Member]
Debt principal balance																																																	$ 50,000																																																																																			$ 20,000
Debt interest amount																																																	$ 4,056																																																																																			$ 1,196
Debt conversion price per share																																																	$ 13.95																																																																																			$ 25
Shares issued for conversion of convertible debt																																																	3,875																																																																																			785
Shares Issued Forty Five [Member]
Debt principal balance																																																	$ 131,500																																																																																		$ 20,000
Debt interest amount																																																	$ 5,707																																																																																		$ 802
Debt conversion price per share																																																	$ 14.42																																																																																		$ 30
Shares issued for conversion of convertible debt																																																	9,518																																																																																		746
Shares Issued Forty Six [Member]
Debt principal balance																																																$ 28,500																																																																																		$ 21,000
Debt interest amount																																																$ 1,268																																																																																		$ 1,297
Debt conversion price per share																																																$ 17.86																																																																																		$ 25
Shares issued for conversion of convertible debt																																																1,667																																																																																		826
Shares Issued Forty Seven [Member]
Debt principal balance																																															$ 30,000																																																																																		$ 9,900
Debt interest amount																																															$ 2,153																																																																																		$ 792
Debt conversion price per share																																															$ 17.28																																																																																		$ 25
Shares issued for conversion of convertible debt																																															1,861																																																																																		396
Shares Issued Forty Eight [Member]
Debt principal balance																																														$ 128,500																																																																																			$ 42,666
Debt interest amount																																														$ 9,333
Debt conversion price per share																																														$ 16.80																																																																																			$ 35
Shares issued for conversion of convertible debt																																														8,178																																																																																			1,223
Shares Issued Forty Nine [Member]
Debt principal balance																																														$ 106,000																																																																																		$ 9,900
Debt interest amount																																														$ 2,765																																																																																		$ 799
Debt conversion price per share																																														$ 17.36																																																																																		$ 25
Shares issued for conversion of convertible debt																																														6,265																																																																																		396
Shares Issued Fifty [Member]
Debt principal balance																																													$ 75,000																																																																																			$ 27,000
Debt interest amount																																													$ 4,917																																																																																			$ 1,142
Debt conversion price per share																																													$ 16.80																																																																																			$ 30
Shares issued for conversion of convertible debt																																													4,757																																																																																			1,009
Shares Issued Fifty One [Member]
Debt principal balance																																											$ 125,000																																																																																					$ 42,666
Debt interest amount																																											$ 8,500
Debt conversion price per share																																											$ 16.80																																																																																					$ 35
Shares issued for conversion of convertible debt																																											7,946																																																																																					1,223
Shares Issued Fifty Two [Member]
Debt principal balance																																											$ 65,000																																																																																				$ 56,758
Debt interest amount																																											$ 6,110
Debt conversion price per share																																											$ 16.80																																																																																				$ 40
Shares issued for conversion of convertible debt																																											4,233																																																																																				1,465
Shares Issued Fifty Three [Member]
Debt principal balance																																										$ 106,000																																																																																				$ 30,000
Debt interest amount																																										$ 4,740																																																																																				$ 2,467
Debt conversion price per share																																										$ 21.70																																																																																				$ 35
Shares issued for conversion of convertible debt																																										5,103																																																																																				958
Shares Issued Fifty Four [Member]
Debt principal balance																																									$ 50,000																																																																																				$ 23,000
Debt interest amount																																									$ 6,956																																																																																				$ 1,013
Debt conversion price per share																																									$ 21.00																																																																																				$ 35
Shares issued for conversion of convertible debt																																									2,712																																																																																				738
Shares Issued Fifty Five [Member]
Debt principal balance																																								$ 100,000																																																																																				$ 63,000
Debt interest amount																																								$ 14,022
Debt conversion price per share																																								$ 20.40																																																																																				$ 40
Shares issued for conversion of convertible debt																																								5,589																																																																																				1,578
Shares Issued Fifty Six [Member]
Debt principal balance																																							$ 85,000																																																																																				$ 25,000
Debt interest amount																																							$ 820																																																																																				$ 2,078
Debt conversion price per share																																							$ 20.74
Shares issued for conversion of convertible debt																																							4,138																																																																																				860
Shares Issued Fifty Seven [Member]
Debt principal balance																																						$ 65,000																																																																																			$ 25,000
Debt interest amount																																						$ 784																																																																																			$ 1,178
Debt conversion price per share																																						$ 13.76																																																																																			$ 35
Shares issued for conversion of convertible debt																																						4,782																																																																																			804
Shares Issued Fifty Eight [Member]
Debt principal balance																																					$ 50,000																																																																																			$ 25,200
Debt interest amount																																					$ 6,500																																																																																			$ 2,162
Debt conversion price per share																																					$ 8.40																																																																																			$ 30
Shares issued for conversion of convertible debt																																					6,726																																																																																			869
Shares Issued Fifty Nine [Member]
Debt principal balance																																				$ 24,000																																																																																			$ 25,200
Debt interest amount																																				$ 2,320																																																																																			$ 1,372
Debt conversion price per share																																				$ 7.53																																																																																			$ 35
Shares issued for conversion of convertible debt																																				3,495																																																																																			798
Shares Issued Sixty [Member]
Debt principal balance																																		$ 50,000																																																																																				$ 40,000
Debt interest amount																																		$ 6,644																																																																																				$ 4,581
Debt conversion price per share																																		$ 7.53																																																																																				$ 35
Shares issued for conversion of convertible debt																																		7,523																																																																																				1,261
Shares Issued Sixty One [Member]
Debt principal balance																																	$ 28,000																																																																																				$ 25,000
Debt interest amount																																	$ 1,405																																																																																				$ 1,233
Debt conversion price per share																																	$ 7.32																																																																																				$ 40
Shares issued for conversion of convertible debt																																	4,017																																																																																				691
Shares Issued Sixty Two [Member]
Debt principal balance																															$ 30,000																																																																																						$ 7,500
Debt interest amount																															$ 3,260																																																																																						$ 875
Debt conversion price per share																															$ 5.10																																																																																						$ 35
Shares issued for conversion of convertible debt																															6,522																																																																																						232
Shares Issued Sixty Three [Member]
Debt principal balance																														$ 40,000																																																																																						$ 30,000
Debt interest amount																														$ 4,391																																																																																						$ 1,793
Debt conversion price per share																														$ 3.90																																																																																						$ 45
Shares issued for conversion of convertible debt																														11,382																																																																																						707
Shares Issued Sixty Four [Member]
Debt principal balance																														$ 37,000																																																																																					$ 40,000
Debt interest amount																														$ 1,971																																																																																					$ 2,130
Debt conversion price per share																														$ 3.97																																																																																					$ 45
Shares issued for conversion of convertible debt																														9,829																																																																																					985
Shares Issued Sixty Five [Member]
Debt principal balance																													$ 20,000																																																																																			$ 22,500
Debt interest amount																													$ 3,058																																																																																			$ 2,650
Debt conversion price per share																													$ 3.90																																																																																			$ 40
Shares issued for conversion of convertible debt																													5,912																																																																																			629
Shares Issued Sixty Six [Member]
Debt principal balance																											$ 75,000																																																																																				$ 20,000
Debt interest amount																											$ 4,300																																																																																				$ 1,276
Debt conversion price per share																											$ 3.97																																																																																				$ 35
Shares issued for conversion of convertible debt																											20,000																																																																																				572
Shares Issued Sixty Seven [Member]
Debt principal balance																											$ 60,000																																																																																		$ 40,000
Debt interest amount																											$ 9,320																																																																																		$ 4,986
Debt conversion price per share																											$ 3.90																																																																																		$ 40
Shares issued for conversion of convertible debt																											17,774																																																																																		1,144
Shares Issued Sixty Eight [Member]
Debt principal balance																										$ 45,000																																																																																		$ 25,000
Debt interest amount																										$ 2,555																																																																																		$ 1,173
Debt conversion price per share																										$ 5.52																																																																																		$ 35
Shares issued for conversion of convertible debt																										8,614																																																																																		704
Shares Issued Sixty Nine [Member]
Debt principal balance																									$ 50,000																																																																																			$ 20,000
Debt interest amount																									$ 2,400																																																																																			$ 1,320
Debt conversion price per share																									$ 4.26																																																																																			$ 35
Shares issued for conversion of convertible debt																									12,300																																																																																			592
Shares Issued Seventy [Member]
Debt principal balance																								$ 25,000																																																																																			$ 60,000
Debt interest amount																																																																																																											$ 4,027
Debt conversion price per share																								$ 4.33																																																																																			$ 30
Shares issued for conversion of convertible debt																								5,772																																																																																			2,023
Shares Issued Seventy One [Member]
Debt principal balance																								$ 55,000																																																																																		$ 40,000
Debt interest amount																								$ 2,799																																																																																		$ 5,012
Debt conversion price per share																								$ 4.26																																																																																		$ 30
Shares issued for conversion of convertible debt																								13,568																																																																																		1,522
Shares Issued Seventy Two [Member]
Debt principal balance																								$ 40,000																																																																																	$ 28,000
Debt interest amount																								$ 2,499																																																																																	$ 1,375
Debt conversion price per share																								$ 4.33																																																																																	$ 30
Shares issued for conversion of convertible debt																								9,813																																																																																	987
Shares Issued Seventy Three [Member]
Debt principal balance																							$ 49,990																																																																																	$ 27,000
Debt interest amount																							$ 4,466																																																																																	$ 1,343
Debt conversion price per share																							$ 4.53																																																																																	$ 30
Shares issued for conversion of convertible debt																							12,021																																																																																	1,016
Shares Issued Seventy Four [Member]
Debt principal balance																						$ 40,000																																																																																		$ 50,000
Debt interest amount																						$ 3,671																																																																																		$ 3,444
Debt conversion price per share																						$ 4.26																																																																																		$ 25
Shares issued for conversion of convertible debt																						10,251																																																																																		1,979
Shares Issued Seventy Five [Member]
Debt principal balance																				$ 60,000																																																																																			$ 60,000
Debt interest amount																				$ 5,600																																																																																			$ 7,906
Debt conversion price per share																				$ 4.20																																																																																			$ 30
Shares issued for conversion of convertible debt																				15,619																																																																																			2,348
Shares Issued Seventy Six [Member]
Debt principal balance																			$ 25,000																																																																																			$ 25,000
Debt interest amount																																																																																																						$ 1,756
Debt conversion price per share																			$ 3.97																																																																																			$ 25
Shares issued for conversion of convertible debt																			6,305																																																																																			991
Shares Issued Seventy Seven [Member]
Debt principal balance																		$ 60,000																																																																																			$ 28,000
Debt interest amount																		$ 5,733																																																																																			$ 1,442
Debt conversion price per share																		$ 3.90																																																																																			$ 30
Shares issued for conversion of convertible debt																		16,855																																																																																			1,055
Shares Issued Seventy Eight [Member]
Debt principal balance																	$ 40,000																																																																																			$ 50,000
Debt interest amount																	$ 3,884																																																																																			$ 2,089
Debt conversion price per share																	$ 3.60																																																																																			$ 25
Shares issued for conversion of convertible debt																	12,190																																																																																			1,929
Shares Issued Seventy Nine [Member]
Debt principal balance																$ 21,250																																																																																			$ 27,000
Debt interest amount																																																																																																			$ 1,450
Debt conversion price per share																$ 3.48																																																																																			$ 30
Shares issued for conversion of convertible debt																6,112																																																																																			1,009
Shares Issued Eighty [Member]
Debt principal balance															$ 35,000																																																																																			$ 50,000
Debt interest amount															$ 3,484																																																																																			$ 2,916
Debt conversion price per share															$ 3.42																																																																																			$ 30
Shares issued for conversion of convertible debt															11,253																																																																																			1,825
Shares Issued Eighty One [Member]
Debt principal balance														$ 25,000																																																																																			$ 25,000
Debt interest amount														$ 2,561																																																																																			$ 1,386
Debt conversion price per share														$ 3.00																																																																																			$ 30
Shares issued for conversion of convertible debt														9,187																																																																																			1,013
Shares Issued Eighty Two [Member]
Debt principal balance													$ 30,000																																																																																			$ 50,000
Debt interest amount													$ 3,140																																																																																			$ 2,256
Debt conversion price per share													$ 2.79																																																																																			$ 25
Shares issued for conversion of convertible debt													11,878																																																																																			2,177
Shares Issued Eighty Three [Member]
Debt principal balance												$ 26,000																																																																																			$ 20,000
Debt interest amount												$ 1,111																																																																																			$ 929
Debt conversion price per share												$ 2.84																																																																																			$ 20
Shares issued for conversion of convertible debt												9,558																																																																																			1,163
Shares Issued Eighty Four [Member]
Debt principal balance											$ 24,700																																																																																			$ 30,000
Debt interest amount																																																																																														$ 1,289
Debt conversion price per share											$ 2.44																																																																																			$ 20
Shares issued for conversion of convertible debt											10,123																																																																																			1,682
Shares Issued Eighty Five [Member]
Debt principal balance										$ 30,000																																																																																		$ 50,000
Debt interest amount										$ 4,220																																																																																		$ 3,750
Debt conversion price per share										$ 2.40																																																																																		$ 15
Shares issued for conversion of convertible debt										14,258																																																																																		3,120
Shares Issued Eighty Six [Member]
Debt principal balance									$ 23,700																																																																																		$ 35,000
Debt interest amount									$ 1,143																																																																																		$ 3,259
Debt conversion price per share									$ 2.20																																																																																		$ 20
Shares issued for conversion of convertible debt									11,313																																																																																		2,125
Shares Issued Eighty Seven [Member]
Debt principal balance								$ 20,000																																																																																		$ 25,000
Debt interest amount								$ 2,893																																																																																		$ 526
Debt conversion price per share								$ 1.80																																																																																		$ 20
Shares issued for conversion of convertible debt								12,719																																																																																		1,372
Shares Issued Eighty Eight [Member]
Debt principal balance							$ 15,000																																																																																		$ 30,000
Debt interest amount							$ 2,240																																																																																		$ 723
Debt conversion price per share							$ 1.98																																																																																		$ 20
Shares issued for conversion of convertible debt							8,707																																																																																		1,537
Shares Issued Eighty Nine [Member]
Debt principal balance																																																																																								$ 20,000
Debt interest amount					$ 2,723																																																																																			$ 2,000
Debt conversion price per share					$ 0.15																																																																																			$ 20
Shares issued for conversion of convertible debt					17,855																																																																																			1,055
Shares Issued Ninety [Member]
Debt principal balance				$ 20,480																																																																																			$ 33,500
Debt interest amount				$ 2,467																																																																																			$ 3,283
Debt conversion price per share				$ 0.61																																																																																			$ 20
Shares issued for conversion of convertible debt				37,348																																																																																			1,916
Shares Issued Ninety One [Member]
Debt principal balance				$ 20,480																																																																																		$ 33,000
Debt interest amount				$ 1,176																																																																																		$ 3,381
Debt conversion price per share				$ 0.62																																																																																		$ 15
Shares issued for conversion of convertible debt				34,669																																																																																		2,091
Shares Issued Ninety Two [Member]
Debt principal balance																																																																																					$ 35,000
Debt interest amount																																																																																					$ 1,035
Debt conversion price per share																																																																																					$ 20
Shares issued for conversion of convertible debt																																																																																					2,004
Shares Issued Ninety Three [Member]
Debt principal balance																																																																																				$ 32,000
Debt interest amount																																																																																				$ 3,335
Debt conversion price per share																																																																																				$ 15
Shares issued for conversion of convertible debt																																																																																				2,031
Shares Issued Ninety Four [Member]
Debt principal balance																																																																																			$ 35,000
Debt interest amount																																																																																			$ 3,687
Debt conversion price per share																																																																																			$ 15
Shares issued for conversion of convertible debt																																																																																			2,223
Shares Issued Ninety Five [Member]
Debt principal balance																																																																																		$ 35,000
Debt interest amount																																																																																		$ 1,135
Debt conversion price per share																																																																																		$ 20
Shares issued for conversion of convertible debt																																																																																		2,006
Shares Issued Ninety Six [Member]
Debt principal balance																																																																																	$ 20,000
Debt interest amount																																																																																	$ 2,098
Debt conversion price per share																																																																																	$ 15
Shares issued for conversion of convertible debt																																																																																	1,408
Warrants [Member]
Number of warrants outstanding																																																									24																																																																																																																									59			450,000
Number of warrant expired shares																																																																																																																																																																																						208
Warrants expiration term description																																																																																																																																																																																As of September 30, 2019, there were 975,059 warrants outstanding and exercisable with expiration dates commencing May 2020 and continuing through August 2024, with a weighted average exercise price per share of $3.39.		Expiration dates commencing May 2020 and continuing through November 2020
Weighted average exercise price per share																																																																																																																																																																																		$ 4,765
Warrants [Member] | AUD Currency [Member]
Amount received from warrant																																																									$ 39
Maximum [Member]
Debt conversion price per share			$ 0.5002
Minimum [Member]
Debt conversion price per share			$ 0.4140
First Anniversary [Member]
Number of shares vested																																																																																																																																																																												191
Stock option expire date																																																																																																																																																																												Apr. 14, 2021
Second Anniversary [Member]
Number of shares vested																																																																																													191
Stock option expire date																																																																																													Apr. 14, 2021
Consulting Agreement [Member]
Consulting expense																																																																																																																										$ 70,000																																																									35,287
Share issued price per share																																																																																																																										$ 70
Preparation for certain marketing materials																																																																																																																										$ 9,772
Number of restricted shares issued																																																																																																																										1,000
Bonus percentage																																																																																																																										6.00%
Agreement description																																																																																																																										The Company agreed to pay the consultant (i) an hourly fee of $950 per hour, for up to $71,250 of time-based services; (ii) $9,772 for the preparation of certain marketing materials; (iii) an upfront fee of 1,000 restricted shares of the Company's common stock, with up to 1,500 additional shares to be issued on the six month anniversary of the date of the consulting agreement at the Company's sole discretion, and (iv) a marketing bonus equal to 6% of the value of any: (x) business collaboration with the Company which is identified or introduced by the Consultant; or (y) joint venture, licensing, collaboration or similar monetization or strategic transaction (other than any capital-raising transaction) which is identified or introduced by the Consultant.
Number of common shares issued during period																																																																																																																										1,000
Consulting Agreement [Member] | Six Month Anniversary [Member]
Number of restricted shares issued																																																																																																																										1,500
Consulting Agreement [Member] | Maximum [Member]
Consulting expense																																																																																																																										$ 71,250
Consulting Agreement [Member] | Per Hour [Member]
Consulting expense																																																																																																																										$ 950
Consulting Services Agreement with Certain Consultant Between December 21, 2018 and March 20, 2019 [Member]
Consulting expense																																																																																																																																																																																		$ 100,000
Share issued price per share																																																																																																																																																																															$ 10.00
Consulting Services Agreement with Certain Consultant Between December 21, 2018 and March 20, 2019 [Member] | First Tranche [Member]
Issuance of common stock for services, shares																																																																																																																																																																															10,000
Consulting Services Agreement with Certain Consultant Between December 21, 2018 and March 20, 2019 [Member] | Second Tranche [Member]
Issuance of common stock for services, shares																																																																																																																																																																															10,000
Consulting Services Agreement with Consultant Between March 21, 2019 and December 20, 2019 [Member]
Issuance of common stock for services, shares																																																																																																																																																																															6,000
Number of common stock for services, value																																																																																																																																																																															$ 100,000
Employment Agreements [Member]
Share issued price per share																																																																																																																																																																														$ 4.25
Number of restricted shares issued																																																																																																																																																																														117,000
Number of restricted stock issued, value																																																																																																																																																																														$ 497,240
Stock-based compensation related to restricted stock																																																																																																																																																																																		31,077
Unrecognized restricted stock units expense																																																																																																																																																																																		466,163
Number of options granted																																																																																																																																																																														58,500
Stock option expense																																																																																																																																																																																		10,360
Option term																																																																																																																																																																														10 years
Stock price																																																																																																																																																																														$ 4.25
Exercise price																																																																																																																																																																														$ 4.65
Dividend yield																																																																																																																																																																														0.00%
Years to maturity																																																																																																																																																																														10 years
Risk free rate																																																																																																																																																																														2.42%
Expected volatility																																																																																																																																																																														268.00%
Fair value of options																																																																																																																																																																														$ 248,620
Unvested stock options expense																																																																																																																																																																																		$ 238,261
Employment Agreements [Member] | Maximum [Member]
Granted exercise price																																																																																																																																																																														$ 4.675
Employment Agreements [Member] | Minimum [Member]
Granted exercise price																																																																																																																																																																														$ 4.25
October 5, 2018 Equity Purchase Agreement [Member]
Share issued price per share																																																																																																																																																																																		$ 8.50
Number of common shares issued during period																																																																																																																																																																																		113,200
Proceeds from issuance of common stock																																																																																																																																																																																		$ 964,009
Amortization expense																																																																																																																																																																																		$ 333,059
October 5, 2018 Equity Purchase Agreement [Member] | Maximum [Member]
Share issued price per share																																																																																																																																																																																		$ 20.00
Proceeds from issuance of common stock																																												$ 10,000,000
October 5, 2018 Equity Purchase Agreement [Member] | Minimum [Member]
Share issued price per share																																																																																																																																																																																		6.50
Equity Purchase Agreement [Member]
Share issued price per share																																												$ 0.05
Equity purchase agreement description																																												Upon filing and effectiveness of the Company's Registration Statement on Form S-1, which was declared effective by the SEC on October 30, 2018, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company had the right, but not the obligation, to direct the Investor to purchase shares of the Company's common stock (the "L2 Put Shares") in a maximum amount of $1,000,000, provided that the number of L2 Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the L2 Purchase Agreement). At any time and from time to time during the 3-year term of the L2 Purchase Agreement (the "Commitment Period"), the Company had the right to deliver a notice L2 Capital (the "L2 Put Notice") and was obligated to deliver the Put Shares to Investor via DWAC (as defined in the L2 Purchase Agreement) within two trading days. The purchase price (the "L2 Purchase Price") for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the L2 Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date L2 Capital receives the L2 Put Shares via DWAC associated with the applicable Put Notice (the "L2 Valuation Period"). The closing of a Put Notice occurred within one trading day following the end of the respective L2 Valuation Period, whereby (i) L2 Capital was obligated to deliver the L2 Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) L2 Capital was obligated to return surplus L2 Put Shares if the value of the L2 Put Shares delivered to L2 Capital caused the Company to exceed the maximum commitment amount. The Company could not deliver another L2 Put Notice to L2 Capital within ten trading days of a prior Put Notice. The "L2 Investment Amount" means the aggregate L2 Purchase Price for the L2 Put Shares purchased by L2 Capital, minus clearing costs due to L2 Capital's broker or to the Company's transfer agent for the issuance of the L2 Put Shares (the "L2 Clearing Costs").The right of the Company to issue and sell the L2 Put Shares to L2 Capital was subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company's Registration Statement on Form S-1 registering for resale by the Investor of the L2 Put Shares and Commitment Shares continuing to be effective as was declared by the U.S. Securities and Exchange Commission (the "SEC") on October 30, 2018, (ii) accuracy of the Company's representations and warranties, (iii) the Company's performance under the L2 Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company's common stock, (v) limitation of L2 Capital's beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the L2 Put Shares must exceed $.05.
Equity ownership percentage																																												9.99%
Average trading percentage of common stock																																												5.00%
Divided stock value																																												$ 5,000
Number of common shares reserved for future issuance																																												924,143
February 25, 2019 Equity Purchase Agreement [Member]
Share issued price per share																					$ 0.05																																																																																																																																																													$ 4.01
Number of common shares issued during period																																																																																																																																																																																		34,000
Proceeds from issuance of common stock																					$ 10,000,000																																																																																																																																																													$ 136,371
Equity purchase agreement description																					Upon filing and effectiveness of the Company's Registration Statement on Form S-1, which was declared effective by the SEC on March 7, 2019, and provided other closing conditions are met, from time to time over the term of the Purchase Agreement, the Company has the right, but not the obligation, to direct the Investor to purchase shares of the Company's common stock (the "Put Shares") in a maximum amount of $1,000,000, provided that the number of Put Shares did not exceed 250% of the Average Daily Trading Volume (as defined in the Purchase Agreement). At any time and from time to time during the 3-year term of the Purchase Agreement (the "Commitment Period"), the Company has the right to deliver a notice to the Investor (the "Put Notice") and is obligated to deliver the Put Shares to Investor via DWAC (as defined in the Purchase Agreement) within two trading days. The purchase price (the "Purchase Price") for the Put Shares was 87.5% of the one lowest daily volume weighted average price on the Principal Market (as defined in the Purchase Agreement) (as reported by Bloomberg Finance L.P.) during the five trading days immediately following the date the Investor receives the Put Shares via DWAC associated with the applicable Put Notice (the "Valuation Period"). The closing of a Put Notice occurs within one trading day following the end of the respective Valuation Period, whereby (i) the Investor is obligated to deliver the Investment Amount (as defined below) to the Company by wire transfer of immediately available funds and (ii) the Investor is obligated to return surplus Put Shares if the value of the Put Shares delivered to the Investor causes the Company to exceed the maximum commitment amount. The Company cannot deliver another Put Notice to the Investor within ten trading days of a prior Put Notice. The "Investment Amount" means the aggregate Purchase Price for the Put Shares purchased by the Investor, minus clearing costs due to the Investor's broker or to the Company's transfer agent for the issuance of the Put Shares (the "Clearing Costs"). The right of the Company to issue and sell the Put Shares to the Investor is subject to the satisfaction of certain closing conditions, including, but not limited to, (i) the Company's Registration Statement on Form S-1 registering for resale by the Investor of the Put Shares continuing to be effective as was declared by the SEC on March 7, 2019, (ii) accuracy of the Company's representations and warranties, (iii) the Company's performance under the Purchase Agreement in all material respects, (iv) no suspension of trading or delisting of the Company's common stock, (v) limitation of the Investor's beneficial ownership to no more than 9.99%, (vi) the Company maintaining its DWAC-eligible status, (vii) the Company maintaining a sufficient share reserve, and (viii) the minimum pricing for the Put Shares must exceed $0.05.
Equity ownership percentage																					9.99%
Number of common shares reserved for future issuance																					1,333,333
February 25, 2019 Equity Purchase Agreement [Member] | Maximum [Member]
Share issued price per share																																																																																																																																																																																		$ 4.90
February 25, 2019 Equity Purchase Agreement [Member] | Minimum [Member]
Share issued price per share																																																																																																																																																																																		$ 3.06
Financing Agreements [Member]
Number of common shares reserved for future issuance																																																																																																																																																																																		6,819
Third Party [Member] | Consulting Services [Member]
Consulting expense																																																																																																																	$ 30,000																																																					$ 30,000													$ 30,000	$ 25,000
Issuance of common stock for services, shares																																																																																																														469
Loss on settlement of debt																																																																																																														$ 68,438				$ 2,813
Share issued price per share																																																																																																														$ 210				$ 70
Consultant [Member]
Consulting expense																																																																																																																																																																																		$ 39,000
Issuance of common stock for services, shares																												4,000
Share issued price per share																												$ 10.00
Number of common stock for services, value																												$ 39,000
Consultant [Member] | Beginning November 1, 2018 and Ending May 1, 2019 [Member]
Conversion of common stock																																4,000
Consultant [Member] | Consulting Agreement [Member]
Number of common shares issued during period																																																																																																														1,000
Board of Directors [Member]
Common stock, shares authorized																																																																																																																																																																																							2,000
Share issued price per share																																			$ 15.00
Number of common shares issued during period																																			2,000
Number of common shares issued during period, value																																			$ 30,000
Chief Executive Officer [Member]
Number of restricted shares issued																																																																																																																																																																														39,000
Number of common shares issued during period																																																																																																																																																																														58,500
Number of options granted																																																																																																																																																																													572
Granted exercise price																																																																																																																																																																													$ 3,750
Share based compensation arrangement by share based payment award options grant date fair value																																																																																																																																																																													$ 1,962,440
Chief Executive Officer [Member] | Employment Agreements [Member]
Number of restricted shares issued																																																																																																																																																																														78,000
Number of options granted																																																																																																																																																																														39,000
Chief Scientific Officer [Member] | Employment Agreements [Member]
Number of restricted shares issued																																																																																																																																																																														39,000
Number of options granted																																																																																																																																																																														19,500
Investor [Member] | October 5, 2018 Equity Purchase Agreement [Member]
Common stock, shares authorized																																												10,000,000
Share issued price per share																																												$ 41.30
Number of common shares issued during period																																												7,701
Deferred offing costs																																												$ 318,059
Legal fees																																												$ 15,000
Non-executive Director [Member]
Number of options granted																																																																																																																																																																													572
Granted exercise price																																																																																																																																																																													$ 3,750
Series A Preferred Stock [Member]
Preferred stock, shares authorized																																																																																																																																																																																500,000		500,000	500,000									500,000
Preferred stock, par value																																																																																																																																																																																$ 0.01		$ 0.01	$ 0.01
Preferred stock voting rights description																																																																																																																																																																																		Series A Preferred Stock entitles him to two votes per share of Series A Preferred Stock.
Preferred stock, shares issued																																																																																																																																																																																500,000		500,000	500,000
Preferred stock, shares outstanding																																																																																																																																																																																500,000		500,000	500,000
Issuance of common stock for services, shares
Number of common stock for services, value
Series B Preferred Stock [Member]
Preferred stock, shares authorized																																																																																																																																																																																5		5	5								5
Preferred stock, par value																																																																																																																																																																																$ 0.01		$ 0.01	$ 0.01
Preferred stock voting rights description																																																																																																																																																																																		Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company.
Preferred stock, shares issued																																																																																																																																																																																1		1	1
Preferred stock, shares outstanding																																																																																																																																																																																1		1	1
Issuance of common stock for services, shares
Number of common stock for services, value